Business Combinations (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary Of Acquisition Date Fair Value Of Consideration Transferred
The following table summarizes the acquisition date fair value of each major class of consideration:

(in $ millions)	$
Cash	181
Equity instruments (8,173,375 ordinary shares) measured based on the listed share price of the Company at January 31, 2022 of $5.66 per share	46
227

Summary Of Identifiable Assets Aquired And Liabilities Assumed At The Date Of Acquisition
The following table summarizes the recognised amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Property, plant and equipment	32
Right-of-use assets	35
Intangible assets	69
Merchandise inventories	50
Trade and other receivables	10
Cash and cash equivalents	16
Loans and borrowings	(18)
Lease liabilities	(37)
Deferred tax liabilities	(21)
Trade payables and other liabilities	(51)
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition (described below)	163
Purchase consideration	227

Summary Of Valuation Techniques Used For Measuring The Fair Value Of Assets Required	The valuation techniques used for measuring the fair value of material assets acquired were as follows.

Assets acquired	Valuation technique

Property, plant and equipment	Market comparison technique and cost technique: The valuation model considers market prices for similar items when they are available, and depreciated replacement cost when appropriate.

Intangible assets (Trademark)	Relief-from-royalty method: The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the patents being owned.

Inventories
Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.